Parent Company Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income
Dividends from subsidiary													$ 385	$ 280
Total interest income	3,849	3,877	3,904	3,943	4,107	4,172	4,122	4,116	4,295	4,124	4,107	4,084	15,573	16,517	16,611
Expenses
Income before income tax benefit													1,957	1,573	995
Applicable income tax benefit	93	193	99	234	133	297	35	45	18	180	29	81	619	510	308
Net income	249	399	212	478	222	608	107	126	63	374	67	183	1,338	1,063	687
Parent Company [Member]
Income
Dividends from subsidiary													506	280	338
Equity in undistributed net income of subsidiary													1,052	978	523
Total interest income													1,558	1,258	861
Expenses
Other expenses													333	296	264
Income before income tax benefit													1,225	962	597
Applicable income tax benefit													113	101	90
Net income													$ 1,338	$ 1,063	$ 687